RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 19 – RELATED PARTY TRANSACTIONS
In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with the Purchaser and financial institutions that lend capital to the Purchaser. The Company evaluated the structure and terms of the arrangement and determined that the Purchaser is a VIE because it lacks sufficient equity to finance its activities and its equity holder, which is one of the financial lending institutions, lack the attributes of a controlling financial interest. The Company determined 2degrees is the primary beneficiary of the Purchaser and thus the Purchaser is required to be consolidated in our financial statements. For further information, see Note 4 – EIP Receivables.

On July 31, 2013, Trilogy LLC entered into an agreement (the “Agreement”) with Salamanca Holding Company (“SHC”), a Delaware limited liability company, and three former Trilogy LLC executives. Pursuant to the Agreement, Trilogy LLC transferred to SHC 80% of Trilogy LLC’s interest in its wholly owned subsidiary, Salamanca Solutions International LLC (“SSI”), in exchange for 2,140 Class C Units held by the three individuals. Pursuant to a subsequent agreement among the owners of SHC, one of these individuals transferred his ownership interest to the other two owners of SHC.
Since 2008, SSI has licensed billing and customer relations management intellectual property that it owned, known as Omega (the “Omega IP”), and associated software support and development services, to the Company’s subsidiary in Bolivia, NuevaTel. NuevaTel paid maintenance fees to SSI that covered most of the operating costs of SSI. The Company believes that SHC, as the majority owner of SSI, intends to concentrate on locating new sources of revenue from third party customers for the software services that SSI can provide. Trilogy LLC, through a wholly owned subsidiary, holds an option to acquire the Omega IP at nominal cost if SSI ceases business operations in the future. Trilogy LLC has the right to appoint one of four members of the SSI board of directors and has certain veto rights over significant SSI business decisions. The impact on our consolidated results related to SSI was an increase to net income by
$49 thousand and an increase to net loss by $150 thousand and $382 thousand for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company and its officers have used, and may continue to use, jet airplanes owned by certain of the Trilogy LLC founders. The Company reimburses the Trilogy LLC founders at fair market value and on terms no less favorable to the Company than the Company believes it could obtain in comparable transactions with a third party for the use of these airplanes. For the years ended December 31, 2019, 2018 and 2017, the Company reimbursed the Trilogy LLC founders approximately $49 thousand, $23 thousand and $197 thousand, respectively, for the use of their airplanes.
Trilogy LLC has a non-interest bearing loan outstanding to New Island Cellular, LLC (“New Island”), an entity with which one of Trilogy LLC’s members and former managers is affiliated, in an aggregate principal amount of approximately $6.2 million (the “New Island Loan”), the proceeds of which were used to cover additional taxes owed by New Island as a result of Trilogy LLC’s 2006 election to treat its former subsidiary, ComCEL, as a U.S. partnership for tax purposes. The New Island Loan is secured by New Island’s Trilogy LLC Units but is otherwise non-recourse to New Island. The New Island Loan will be repaid when and if (i) distributions (other than tax distributions) are made to the members of Trilogy LLC, with the amounts of any such distributions to New Island being allocated first to the payment of the outstanding amounts of the New Island Loan, or (ii) New Island transfers its Units to any person or entity (other than an affiliate that assumes the New Island Loan). The outstanding receivable balance is offset against additional paid in capital in our Consolidated Balance Sheets.